Consolidated Statements of Cash Flows Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Cash Flows [Abstract]
Capitalized interest	$ (136)	$ (142)	$ (246)
Discount	$ 79	$ 0	$ 0